Options and Warrants (Details Narrative) (10-Q) - USD ($)																																									12 Months Ended
	Sep. 21, 2017	Sep. 14, 2017	Sep. 07, 2017	Sep. 06, 2017	Sep. 06, 2017	Aug. 21, 2017	Aug. 09, 2017	Aug. 08, 2017	Aug. 07, 2017	Jul. 17, 2017	Jul. 05, 2017	Jul. 04, 2017	Jul. 04, 2017	Jul. 02, 2017	Jul. 02, 2017	Jun. 29, 2017	Jun. 29, 2017	Jun. 23, 2017	Jun. 21, 2017	Jun. 13, 2017	Jun. 09, 2017	May 08, 2017	May 02, 2017	Mar. 01, 2017	Jan. 26, 2017	Jan. 08, 2017	Mar. 28, 2016	Mar. 08, 2016	Mar. 02, 2016	Jan. 30, 2016	Jan. 21, 2016	Dec. 29, 2015	Dec. 03, 2015	Nov. 19, 2015	Apr. 19, 2015	Feb. 14, 2015	Jan. 15, 2015	Jan. 06, 2015	Jan. 04, 2015	Jan. 02, 2015	Dec. 31, 2016	Dec. 31, 2015	Jul. 20, 2017	Jun. 16, 2017	Dec. 19, 2016	Dec. 02, 2016	Nov. 21, 2016	Nov. 02, 2016
Stock issued during period, shares											1,265,411			632,706
Warrant exercise price per share											$ 0.08							$ 0.04			$ 0.05							$ 0.005															$ 0.08
Stock issued during period values																																									$ 298,850	$ 9,000
Debt instrument face amount																																									$ 925,000			$ 30,000	$ 266,000	$ 267,000	$ 267,000	$ 125,000
Warrants to purchase common stock																		2,500,000			1,500,000
Proceeds from issuance of warrant																		$ 100,000			$ 75,000
Weighted average price																																									$ 0.06
Conversion price per share											$ 0.04																																$ 0.04
Number of aggregate shares																																2,700
Debt Principal amount periodic payment											$ 50,000			$ 25,000															$ 30,000		$ 75,500							$ 50,890	$ 75,000			2,500
Debt instrument interest payment											$ 616			$ 308																	$ 10,320							$ 1,229	$ 7,564			$ 3,982
Weighted Average Exercise Price, Options Exercisable																																									$ 0.06	$ 0.05
Stock option volatility rate																																									227.00%
Number of options expired																								1,200,000		1,150,000
Strike price																								$ 0.08		$ 0.08	$ 0.06	$ 0.06		$ 0.07							$ 0.15			$ 0.08
Common Stock [Member]
Number of aggregate shares																																	7,500,000	2,800,000
Note Holder [Member]
Number of aggregate shares											1,265,411				632,706
Debt Principal amount periodic payment											$ 50,000				$ 25,000
Debt instrument interest payment											$ 616				$ 308
Securities Purchase Agreement [Member]
Warrant exercise price per share		$ 0.14																				$ 0.14
Purchase price		$ 150,000																				$ 75,000
Debt instrument face amount		$ 158,000																				$ 165,000
Warrant maturity date		Sep. 14, 2022																				May 31, 2022
Warrants to purchase common stock		1,500,000																				1,500,000
Proceeds from issuance of warrant		$ 300,000																				$ 300,000
Debt instrument maturity date		Mar. 14, 2018																				Nov. 08, 2017
Debt interest rate		10.00%																				10.00%
Weighted average price		$ 0.25																				$ 0.25
Common Stock [Member]
Stock issued during period, shares	200,000		300,000		500,000	1,000,000		208,333		1,875,000							500,000		1,000,000	1,000,000																					56,250,000	10,300,000
Stock issued during period values																																									$ 56,250	$ 10,300
Warrants [Member]
Stock issued during period, shares	200,000		300,000	300,000	500,000	1,000,000		208,333		1,875,000							500,000		1,000,000	1,000,000
Warrant exercise price per share	$ 0.17		$ 0.11	$ 0.17	$ 0.17	$ 0.17		$ 0.18		$ 0.21						$ 0.15	$ 0.15		$ 0.15	$ 0.15
Warrants exercisable term	3 years		3 years	3 years	3 years	3 years		3 years		3 years							3 years		3 years	3 years
Number of warrant expired							200,000
Warrant strike price							$ 0.18
Individual Investor [Member]
Stock issued during period, shares	200,000		300,000	500,000		1,000,000		208,333		1,875,000						500,000			1,000,000	1,000,000
Sale of stock price per share	$ 0.17		$ 0.17	$ 0.11	$ 0.11	$ 0.11		$ 0.12		$ 0.16						$ 0.10	$ 0.10		$ 0.10	$ 0.05
Warrant exercise price per share	$ 0.17		$ 0.11	$ 0.17	$ 0.17	$ 0.17		$ 0.18		$ 0.21						$ 0.15	$ 0.15		$ 0.15	$ 0.15
Stock issued during period values	$ 22,000		$ 300,000	$ 55,000		$ 110,000		$ 25,000								$ 50,000			$ 100,000	$ 50,000
Warrants exercisable term	3 years		3 years	3 years		3 years		3 years		3 years						3 years			3 years	3 years
Individual Investor [Member] | Common Stock [Member]
Stock issued during period, shares	200,000		300,000		500,000	1,000,000		208,333		1,875,000						500,000			1,000,000	1,000,000
Individual Investor [Member] | Warrants [Member]
Stock issued during period, shares	200,000		300,000		500,000	1,000,000		208,333		1,875,000						500,000			1,000,000	1,000,000
Another Individual Investors [Member] | Warrants [Member]
Stock issued during period, shares			300,000							1,875,000										1,000,000
Warrant exercise price per share			$ 0.15							$ 0.24										$ 0.20
Stock issued during period values										$ 300,000
Warrants exercisable term			3 years							3 years										3 years
Individual Investor One [Member]
Stock issued during period, shares																				1,000,000
Sale of stock price per share																				$ 0.075
Warrant exercise price per share																				$ 0.15
Warrants exercisable term																				3 years
Individual Investor One [Member] | Common Stock [Member]
Stock issued during period, shares																				1,000,000
Individual Investors One [Member] | Warrant [Member]
Stock issued during period, shares																				1,000,000
Another Individual Investors One [Member] | Warrants [Member]
Stock issued during period, shares																				1,000,000
Warrant exercise price per share																				$ 0.20
Stock issued during period values																				$ 75,000
Warrants exercisable term																				3 years
CEO [Member]
Stock issued during period, shares																									14,000,000
Warrant exercise price per share																									$ 0.05
Stock issued during period values																									$ 350,000
Warrants exercisable term																									2 years
Strike price																																			$ 0.15	$ .15
CEO [Member] | Common Stock [Member]
Stock issued during period, shares																									14,000,000
CEO [Member] | Warrant [Member]
Stock issued during period, shares																									14,000,000
Mr. Lawrence CFO/CCO[Member]
Stock issued during period, shares													250,000
Stock issued during period values													$ 42,200
Stock issued during period acquisition, shares									2,000,000
Weighted Average Exercise Price, Options Exercisable									$ 0.17
Stock option volatility rate									273.00%
Call option value									$ 0.0894
Stock issued during period acquisition, value									$ 178,765
CEO Mark Bradley [Member]
Stock issued during period acquisition, shares												1,750,000
Weighted Average Exercise Price, Options Exercisable												$ 0.17	$ 0.17
Stock option volatility rate												226.00%
Call option value												$ 0.1409	0.1409
Stock issued during period acquisition, value												$ 246,621
Michael Berk [Member]
Stock issued during period acquisition, shares												1,750,000
Weighted Average Exercise Price, Options Exercisable												$ 0.17	0.17
Stock option volatility rate												226.00%
Call option value												$ 0.1409	0.1409
Stock issued during period acquisition, value												$ 246,621
Director Brett Pojunis [Member]
Stock issued during period acquisition, shares												1,750,000
Weighted Average Exercise Price, Options Exercisable												$ 0.17	0.17
Stock option volatility rate												226.00%
Call option value												$ 0.1409	0.1409
Stock issued during period acquisition, value												$ 246,621
Consultant [Member]
Sale of stock price per share																							$ 0.07
Stock issued during period acquisition, shares												1,750,000
Weighted Average Exercise Price, Options Exercisable												$ 0.17	0.17
Stock option volatility rate												226.00%											234.00%
Call option value												$ 0.1409	$ 0.1409										$ 0.0525
Stock issued during period acquisition, value												$ 246,621											$ 52,542
Stock option granted																							1,000,000
Stock option exercisable date																							May 01, 2020
Member of Board [Member]
Sale of stock price per share																							$ 0.07
Stock option volatility rate																							234.00%
Call option value																							$ 0.0525
Stock issued during period acquisition, value																							$ 105,083
Stock option granted																							2,000,000
Stock option exercisable date																							May 01, 2020
Member of Board One [Member]
Sale of stock price per share																							$ 0.07
Stock option volatility rate																							234.00%
Call option value																							$ 0.0525
Stock issued during period acquisition, value																							$ 52,542
Stock option granted																							1,000,000
Stock option exercisable date																							May 01, 2020
Consultant One [Member]
Sale of stock price per share																							$ 0.07
Stock option volatility rate																							234.00%
Call option value																							$ 0.0525
Stock issued during period acquisition, value																							$ 26,271
Stock option granted																							500,000
Stock option exercisable date																							May 01, 2020